Interest and Finance Costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest And Debt Expense [Abstract]
Interest expense and other fees on unrelated party debt (Note 5)	$ 6,529	$ 7,491	$ 4,902
Interest expense and other fees on related party debt (Note 3)	4,762	5,948	1,692
Amortization of deferred financing costs	176	322	427
Commitment fees and other	53	82	73
Total	$ 11,520	$ 13,843	$ 7,094